Combined Financial Information in respect of Affiliates accounted for under the Equity Method (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,522,632	¥ 1,481,037
Other assets, principally property, plant and equipment	1,101,791	1,297,673
Total assets	2,624,423	2,778,710
Current liabilities	1,048,909	1,168,671
Other liabilities	226,242	273,024
Total liabilities	1,275,151	1,441,695
Equity	1,349,272	1,337,015
Net sales	5,071,486	4,529,748	5,081,861
Net income attributable to Honda's affiliates	356,822	223,622	203,550
Motorcycle business
Schedule of Equity Method Investments [Line Items]
Current assets	225,393	235,197
Other assets, principally property, plant and equipment	100,796	232,885
Total assets	326,189	468,082
Current liabilities	127,984	187,567
Other liabilities	7,392	13,085
Total liabilities	135,376	200,652
Equity	190,813	267,430
Net sales	1,189,024	992,264	1,064,366
Net income attributable to Honda's affiliates	104,790	83,467	73,945
Automobile business
Schedule of Equity Method Investments [Line Items]
Current assets	1,276,877	1,229,286
Other assets, principally property, plant and equipment	974,543	1,033,739
Total assets	2,251,420	2,263,025
Current liabilities	912,678	973,603
Other liabilities	213,215	254,773
Total liabilities	1,125,893	1,228,376
Equity	1,125,527	1,034,649
Net sales	3,857,890	3,512,551	3,988,672
Net income attributable to Honda's affiliates	253,468	137,471	126,994
Power product and other businesses
Schedule of Equity Method Investments [Line Items]
Current assets	20,362	16,554
Other assets, principally property, plant and equipment	26,452	31,049
Total assets	46,814	47,603
Current liabilities	8,247	7,501
Other liabilities	5,635	5,166
Total liabilities	13,882	12,667
Equity	32,932	34,936
Net sales	24,572	24,933	28,823
Net income attributable to Honda's affiliates	¥ (1,436)	¥ 2,684	¥ 2,611